SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 897,325	$ 891,423	$ 745,154
Less: Accumulated depreciation	(618,374)	(533,645)	(281,767)
Property, plant and equipment, net	278,951	357,778	463,387
Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	598,681	601,405	476,219
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	63,760	61,143	55,848
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	84,477	83,239	77,497
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	24,292	23,936	22,285
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment gross	$ 126,115	$ 121,700	$ 113,305